Net finance costs	12 Months Ended
Dec. 31, 2021
Net finance costs
Net finance costs

25            Net finance costs

.	December 31, 2021	December 31, 2020	December 31, 2019
Finance income:
Income from financial investments	4,321	2,626	2,372
Foreign-exchange gain	46,302	28,135	12,489
Gains on derivatives	18,585	16,652	8,775
Interest received	99	170	43
Other finance income	509	225	265
	69,816	47,808	23,944
Finance costs:
Exchange variation loss	(49,237)	(20,080)	(11,254)
Loss on derivatives	(18,112)	(31,575)	(8,802)
Interest and charges on loans and leases (note 16)	(29,729)	(10,304)	(8,063)
Bank guarantee expenses	(17)	(17)	(263)
Commissions and brokerage	(2,598)	-	-
Negative monetary variation	(3,092)	-	-
Other finance costs	(1,263)	(1,285)	(1,473)
	(104,048)	(63,261)	(29,855)
Net finance costs	(34,232)	(15,453)	(5,911)